PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment

Property and equipment consist of the following:

	December 31,
	2011	2012
	RMB	RMB

Store buildings	14,617	14,617
Leasehold improvements	192,902	183,872
Store fixture and equipment	145,511	145,048
Software	33,596	34,933
Motor vehicles	14,827	14,731

	401,453	393,201
Less: Accumulated depreciation and amortization	(259,636)	(272,964)

	141,817	120,237